INITIAL PUBLIC OFFERING	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 18,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one right (“Public Right”). Each right entitles the holder thereof to receive one-tenth (1/10) of a share of common stock upon the consummation of a Business Combination (see Note 7). On December 9, 2021, the underwriter elected to fully exercise their over-allotment option, resulting in the sale of an additional 2,700,000 Units at a price of $10.00 per Unit. The aggregate number of Units sold was 20,700,000 for a total of $207,000,000.

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 18,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one right (“Public Right”). Each right entitles the holder thereof to receive one-tenth (1/10) of a share of common stock upon the consummation of a Business Combination (see Note 7). On December 9, 2021, the underwriter elected to fully exercise their over-allotment option, resulting in the sale of an additional 2,700,000 units at a price of $10.00 per Unit. The aggregate number of units sold was 20,700,000 for a total of $207,000,000.